Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of restricted shares
	Number of restricted shares	Weighted average grant date fair value
Granted and unvested as of December 31, 2017	1,308	$7.90
Granted	370,525	0.85
Vested	(370,683)	0.85
Forfeited	(1,150)	7.90
Granted and unvested as of December 31, 2018 and June 30, 2019	-	$-

Summary of warrants activity

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*

Balance of warrants outstanding as of June 30, 2019	9,903,401	2.08 years	*

*	As of June 30, 2019 and December 31, 2018, the Company's 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.

Schedule of assumptions used to value stock options granted using a Black-Scholes model
	On June 30, 2019	On December 31, 2018
Terms of warrants	36 months	42 months
Exercise price	1.18	2.60
Risk free rate of interest	1.56%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	2.34	2.29